STOCKBASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock based compensation	$ 1,353,898	$ 3,095,169
Options issued to outside directors and consultants
Stock based compensation	56,000	356,660
Common stock issued for services
Stock based compensation	12,000	111,550
Price Appreciation Certificates [Member]
Stock based compensation	$ 1,285,898	$ 2,626,959